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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03877

Z-Seven Fund, Inc.

(Exact name of registrant as specified in charter)

1819 S. Dobson Road, Suite 207, Mesa. Arizona 85202

  (Address of principal executive offices)

                   (Zip code)

Barry Ziskin

Z-Seven Fund, Inc.

1819 S. Dobson Road, Suite 207

Mesa, Arizona 85202

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 1(877) 600-9797

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2007 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Z Seven Fund Inc,								EXHIBIT A
Investment Company Act File Number: 811-21571

Reporting Period: July 1, 2006 through June 30, 2007
(a) Issuer	(b) Exchange Symbol	(c) CUSIP	(d) Meeting date	(e) Matter voted on	(f) Matter proposed by Issuer or Security Holder	(g) Matter Voted on?	(h) How Voted	(I) Voted For/Against Management
UCB		0003739530	10/23/2006	Receive special Auditors' Report Re Capital Increase Through Contribution in Kind	Issuer	Non-Voting	For	For
UCB		0003739530	10/23/2006	Receive Special Board Report Re Capital Increase Through Contribution in Kind	Issuer	Non-voting	For	For
UCB		0003739530	10/23/2006	Increase Capital up to EUR 129 mio by Contribution in Kind in Connection with Acquisition of Schwarz Pharma AG	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Allocate Remaining Value of Contribution in Kind to Issuance Premium Account	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Amend Articles to Reflect Changes in Capital	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Approve Facilities Agreements Relating to Mixed Offer on Schwarz Pharma AG	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Authorize Any Two Directors to Determine Exact Amount of Each Tranche of Capital Increase	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Authorize Any Two Directors to Have Partial or Full Realization of Each Tranche of Capital Increase Recorded Before Public Notary	Issuer	Yes	For	For
UCB		0003739530	10/23/2006	Grant Power to Public Notary to Amend Company Records at Register of Legal Entities	Issuer	Yes	For	For
Techne Corporation	TECH	878377100	10/26/2006	Election of Directors	Issuer	Yes	For	For
Techne Corporation	TECH	878377100	10/26/2006	To Set the number of directors at seven	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Accept financial statements and statutory reports	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Approve Final Dividend of 20.69 Pence per share	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Election of Directors	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Reappoint Pricewaterhouse Coopers LLP as auditors and Authorize the Board to determine their renumeration	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Approve Remuneration Report	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Authrize Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 5,684,804	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/06	Authrize Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 1,215,760	Issuer	Yes	For	For
Barratt Development	BDEV LN	000811801	11/28/2006	Authorize 24,315,195 Ordinary Shares for Market Purchase	Issuer	Yes	For	For
Factset Research, Inc.	FDS	303075105	12/19/2006	Election of Directors	Issuer	Yes	For	For
Factset Research, Inc.	FDS	303075105	12/19/2006	Ratify the appointment of the accounting firm of PricewaterhouseCoopers LLP as the independent Registered Public accounting firm for Fiscal 2007	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Accept financial statements and statutory reports	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Election of Directors	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Reappoint Deloitte & Touche LLP as auditors and authorize the board to determine their remuneration	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Approve the Company's 2006 Dividend Policy	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Authorize issue of equity or equity-linked securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 673,375.90	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Approve Remuneration Report	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007

Authorize Issue of Equity or Equity-Linked Securities without Pre-Emptive Rights up to Aggregate Nominal Amount of GBP 673,375.90 Pursuant to the issuance of shares to holders of relevant shares; otherwise up to GBP 101,006.39

					Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Amend Aritcles of Association	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Authorize Communication with Shareholders by Electronic Means	Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007

Auth. Co. to make EU Political Organization Donation and Incur EU Political Expenditure up to GBP 10,000l Auth. Brewin Dolphin Securities LTD to Make EU political Organization Donation up to GBP 20,000 and Incur EU Political Expenditure up to GBP 160

					Issuer	Yes	For	For
Brewin Dolphin		0001765816	2/23/2007	Authorize 20,201,277 Ordinary Shares for Market Purchase	Issuer	Yes	For	For
Novartis AG	NVS	0012005267	3/3/2007	Share Re-reginstration Consent	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	3/27/2007	Approve acquisition of Wilson Bowden PLC	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	3/27/2007	Approve Increase in Authorized Capital from GBP 30,000,000 to GBP 40,285,000	Issuer	Yes	For	For
Barratt Developments PLC	BDEV LN	0081180	3/27/2007	Authorize issue of equity with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 10,285,000	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	4/18/2007	Approve Financial Statements and Statutory Reports	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	4/18/2007	Approve Allocation of Income	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	4/18/2007	Approve Discharge of Management and Board	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	4/18/2007	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	4/18/2007	Amend Articles Re: Change Location of Registered Office to municipality of Faaborg-Midtfyn Kommune due to Danish Municipal Reform	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	04/18/07	Authorize Board to distribute Extraordinary Dividends	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	04/18/07	Elect Joergen Ajslev as New Director	Issuer	Yes	For	For
SKAKO Industries A/S		0010231877	04/18/07	Ratify Auditors	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Accept financial statements and allocation of income	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Approve Discharge of Directors	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Approve Discharge of Auditors	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Elect Roch Deliveux as Director	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Elect Z.K.H. Prins Lorenz of Belgium as Director	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Acknowledge Z.K.H. Lorenz as Independent Director	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Elect Patrick Schwarz-Schutte as a New Director	Issuer	Yes	For	For
UCB		0003739530	04/26/07	Approve Issuance of Shares for an amount of EUR 340,000	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Accept financial statements and statutory reports	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Approve Final Dividend of 3.5 Pence per ordinary share	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Reappoint KPMG Audit Plc as auditors and authorize the board to determine their remuneration	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Election of Directors	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Authorize 3,123,951 Ordinary Shares for Market Purchase	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Authorize issue of equity or equity-linked securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP139,574	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Authorize issue of equity or equity-linked securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 29,521	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Amend Aritcles of Association	Issuer	Yes	For	For
Dialight PLC		0033057794	05/09/07	Approve Remuneration Report	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

         Z-SEVEN FUND, INC.

By (Signature and Title)*       /s/ Barry Ziskin

         Barry Ziskin, President and Treasurer

Date 8/29/07

* Print the name and title of each signing officer under his or her signature.